Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103 (215) 564-8000 FAX: (215) 564-8120

April 6, 2009

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549

Re:	EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

     Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for EGA Emerging Global Shares Trust (the “Registrant”). The Pre-Effective Amendment is being filed with the Securities and Exchange Commission (the “SEC”) via EDGAR under Section 6(a) of the Securities Act of 1933, as amended, in accordance with Rule 472 thereunder.

     The Pre-Effective Amendment is being filed for the purpose of reflecting certain modifications to the disclosure contained in the Prospectus and the Statement of Additional Information of the Trust, responding to comments conveyed by the Registrant’s SEC staff examiner, Ms. Mary A. Cole, in a letter dated December 30, 2008. The Registrant’s responses to Ms. Cole’s comments are discussed in a separate letter, dated April 6, 2009, which also is being filed via EDGAR today.

     Thank you for your prompt attention to the Pre-Effective Amendment. Please contact me at the above number regarding any additional comments or questions that you may have on the Registration Statement.

Very truly yours,

/s/ James J. O’Connor James J. O’Connor

cc:	Robert C. Holderith Mary A. Cole Michael D. Mabry